Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
Supplement [Text Block]	abp_SupplementTextBlock

THE AB PORTFOLIOS

-AB Conservative Wealth Strategy

(the “Fund”)

Supplement dated August 17, 2017 to the Prospectus dated December 30, 2016, as revised July 14, 2017, and Summary Prospectus dated July 14, 2017 (the “Prospectuses”) of AB Conservative Wealth Strategy, offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares.

*        *        *         *        *

The information regarding the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index in the Performance Table under “Bar Chart and Performance Information” is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index** (reflects no deduction for fees, expenses, or taxes)	3.95%	3.59%	4.39%

**	Effective July 14, 2017, in connection with the changes in investment strategy referred to above, the broad-based index used for comparison with the Fund’s performance has changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index because the new index more closely reflects the Fund’s investments.

AB Conservative Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp_SupplementTextBlock

THE AB PORTFOLIOS

-AB Conservative Wealth Strategy

(the “Fund”)

Supplement dated August 17, 2017 to the Prospectus dated December 30, 2016, as revised July 14, 2017, and Summary Prospectus dated July 14, 2017 (the “Prospectuses”) of AB Conservative Wealth Strategy, offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares.

*        *        *         *        *

The information regarding the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index in the Performance Table under “Bar Chart and Performance Information” is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index** (reflects no deduction for fees, expenses, or taxes)	3.95%	3.59%	4.39%

**	Effective July 14, 2017, in connection with the changes in investment strategy referred to above, the broad-based index used for comparison with the Fund’s performance has changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index because the new index more closely reflects the Fund’s investments.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 14, 2017, in connection with the changes in investment strategy referred to above, the broad-based index used for comparison with the Fund’s performance has changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index because the new index more closely reflects the Fund’s investments.
AB Conservative Wealth Strategy | Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.95%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.59%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.39%	[1]

[1]	Effective July 14, 2017, in connection with the changes in investment strategy referred to above, the broad-based index used for comparison with the Fund’s performance has changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index because the new index more closely reflects the Fund’s investments.